Alternative Strategies Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2025

Principal
Amount ($)		Reference Asset	Coupon Rate (%)	Maturity Date	Fair Value

	STRUCTURED NOTES - 89.3%
	APPLICATION SOFTWARE - 18.0%
500,000	BBVA Global Securities BV, Callable Structured Note (a)(b)	Duolingo, Inc.	25.50	9/2/2026	$499,100
700,000	HSBC USA, Inc. Callable Structured Note (a)(b)	Monday.com Ltd.	23.05	8/18/2026	712,390
500,000	UBS A.G. Callable Structured Note (a)(b)	Strategy Inc.	24.90	3/5/2026	493,450
500,000	JPMorgan Chase Financial Company, LLC Callable Structured Note (a)(b)	SoundHound AI, Inc.	30.05	11/10/2026	530,500
500,000	Credit Agricole Corporate & Investment Bank S.A., Callable Structured Note (a)(b)	Unity Software Inc.	21.42	9/16/2026	512,900
					2,748,340

	AUTOMOBILES - 3.3%
500,000	GS Finance Corporation Callable Structured Note (a)(b)	Lucid Group Inc.	39.80	2/6/2026	510,050

	BASE METALS - 4.5%
700,000	Royal Bank of Canada, Callable Structured Note (a)(b)	Alcoa Corporation	18.00	4/10/2026	687,610

	BIOTECHNOLOGY - 6.2%
500,000	BNP Paribas S.A. Callable Structured Note (a)(b)	Viking Therapeutics Inc.	33.60	11/27/2026	497,400
500,000	Morgan Stanley Finance, LLC Callable Structured Note (a)(b)	Recursion Pharmaceuticals, Inc.	30.10	4/27/2026	440,750
					938,150

	CONSUMER FINANCE - 6.4%
500,000	JPMorgan Chase Financial Company, LLC Callable Structured Note (a)(b)	Dave Inc.	35.05	7/21/2026	531,950
500,000	Morgan Stanley Finance, LLC Callable Structured Note (a)(b)	Upstart Holdings Inc.	38.30	12/4/2025	446,350
					978,300

	ELECTRONICS COMPONENTS - 2.9%
500,000	Morgan Stanley Finance, LLC Callable Structured Note (a)(b)	Enovix Corporation	37.90	4/21/2026	446,350

	FOOD & DRUG STORES - 4.4%
700,000	National Bank of Canada Callable Structured Note (a)(b)	Hims & Hers Health Inc.	33.40	7/29/2026	676,060

	INTERNET MEDIA & SERVICES - 3.4%
500,000	Toronto-Dominion Bank (The) Callable Structured Note (a)(b)	Lyft, Inc.	22.00	11/17/2025	523,150

	INVESTMENT COMPANIES - 6.7%
500,000	JPMorgan Chase Financial Company, LLC Callable Structured Note (a)(b)	MARA Holdings Inc.	24.55	5/22/2026	$495,200
500,000	JPMorgan Chase Financial Company, LLC Callable Structured Note (a)(b)	Riot Platforms Inc.	31.55	6/17/2026	528,600
					1,023,800

	MANAGED CARE - 3.7%
500,000	Bank of Montreal N.A. Callable Structured Note (a)(b)	Oscar Health, Inc.	42.00	7/22/2026	565,455

	MARINE SHIPPING - 3.8%
500,000	GS Finance Corporation Callable Structured Note (a)(b)	Zim Integrated Shipping Services Ltd.	47.25	2/2/2026	577,850

	NON-ALCHOLIC BEVERAGES - 3.5%
500,000	GS Finance Corporation Callable Structured Note (a)(b)	Celsius Holdings Inc.	26.00	1/22/2026	528,550

	PROPERTY & CASUALITY INSURANCE - 3.4%
500,000	Societe Generale S.A. Callable Structured Note (a)(b)	Lemonade Inc.	22.30	8/4/2026	516,950

	RENEWABLE ENERGY EQUIPMENT- 8.4%
500,000	BBVA Global Securities BV, Callable Structured Note (a)(b)	Sunrun Inc.	39.95	10/21/2026	566,400
700,000	Canadian Imperial Bank of Commerce Callable Structured Note (a)(b)	Enphase Energy, Inc.	25.68	5/20/2026	708,895
					1,275,295

	VIDEO GAMES - 3.5%
500,000	Citigroup Global Markets Holdings, Inc. Callable Structured Note (a)(b)	AppLovin Corporation	20.10	10/28/2026	536,600

	WIRELESS TELECOMMUNICATIONS - 3.5%
500,000	Morgan Stanley Finance, LLC Callable Structured Note (a)(b)	AST SpaceMobile, Inc.	29.00	9/15/2026	537,350

	WIRELINE TELECOMMUNICATIONS - 3.7%
500,000	JPMorgan Chase Financial Company, LLC Callable Structured Note (a)(b)	Applied Digital Corporation	35.05	1/21/2027	562,450

	TOTAL STRUCTURED NOTES (Cost $13,300,000)				13,632,310
Shares
	SHORT-TERM INVESTMENT - 11.5%
	MONEY MARKET FUND - 11.5%
1,755,027	First American Government Obligations Fund Class X, 4.05% (c)				1,755,027
	TOTAL SHORT-TERM INVESTMENT (Cost - $1,755,027)

	TOTAL INVESTMENTS - 100.8% (Cost - $15,055,027)				$15,387,337
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8)%				(126,293)
	NET ASSETS - 100.0%				$15,261,044

(a)	Fixed contingent rate security.
(b)	The notes will pay a Contingent Coupon on each Contingent Coupon Payment Date on a quarterly basis if the closing level of each Reference Asset on the applicable quarterly Observation Date is greater than its Coupon Barrier Level. However, if the closing level of any Reference Asset is less than or equal to its Coupon Barrier Level on an Observation Date, the notes will not pay the Contingent Coupon for that Observation Date.
(c)	Rate disclosed is the seven day effective yield as of September 30, 2025.